RELATED PARTIES	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 10  -     RELATED PARTIES

A.	Payroll and related amounts to related parties in 2015, 2014 and 2013 were $105, $103 and $100, respectively.

B.
On December 8, 2011 the Company has signed a termination agreement with Mr. Tzvika Shukhman, the Company's CEO, effective from December 31, 2011. From January 1, 2012 Mr. Tzvika Shukhman was hired as an external consultant who provides Metalink with consulting services.

This agreement and the termination agreement have been duly approved by the Audit Committee and Board of Directors of the Company and the shareholders of the Company.